Stockholders Equity (Deficit) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2014
Common stock, shares authorized	200,000,000		200,000,000	200,000,000
Common stock, shares outstanding	51,152,134		51,152,134	51,152,134
Common stock, shares issued	50,041,498		50,041,498
Approval of issuance of shares		1,228,610
Approval of deposits from investors	$ 8,650,000		$ 8,650,000	$ 8,650,000
Recognized Professional fees		$ 3,072,000
Deposits receivable	131,000		131,000
Deposits on common stock subscriptions	$ 131,000		$ 131,000	$ 131,000
Preferred Stock, shares authorized	20,000,000		20,000,000
Chairperson and President [Member]
Common stock, shares issued					42,634,878
Chief Executive Officers [Member]
Common stock, shares issued					1,000,000
Investors [Member]
Proceeds from issuance of common stock	$ 11,000,000		$ 11,000,000
Refunded to investors	$ 2,350,000		$ 2,350,000